Stock Options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock Options

8.     Stock Options

On June 23, 2006, the stockholders of the Company approved its 2006 Stock Option Plan (the “2006 Plan”), which has 50,000 shares reserved for issuance thereunder. The 2006 Plan provides shares available for options granted to employees, directors, officers and consultants of the Company. The expiration date for each option shall be set by the Board of Directors at the time of issue of the options and shall not be more than ten years after the grant date. The exercise price of each option shall be determined by the Board of Directors and will not be less than the market price of the Company’s common shares as of the date of the grant of the stock option.

The Company measures all stock-based compensation awards using a fair value method on the date of grant and recognizes such expense in its financial statements over the requisite service period. The grant date fair value of stock options is based on the price of a share of the Company’s common stock on the date of grant. In determining the grant date fair value of stock options, the Company uses the Black-Scholes option pricing model which requires management to make assumptions regarding the option lives, expected volatility, and risk free interest rates, all of which impact the fair value of the option and, ultimately, the expense that will be recognized over the life of the option.

The risk-free interest rate is based on the Canadian Treasury yield curve in effect at the time of grant for a bond with a similar term. The Company does not anticipate declaring dividends in the foreseeable future. Expected volatilities are based on industry comparables using available data and other factors due to the fact that the Company’s stock has only limited trading history. When applicable, the Company will use historical data to estimate option exercises, forfeitures, and employee terminations within the valuation model. For non-employees, the expected term of the options approximate the full term of the options.

The Company recognizes compensation expense for only the portion of stock options that are expected to vest.

On January 1, 2011, the Company adopted U.S. GAAP for financial reporting purposes. The amount of stock-based compensation expense for U.S. GAAP purposes differs from the amount for Canadian GAAP purposes. Under Canadian GAAP it was determined that options granted to certain individuals should be treated as non-employees. Under U.S. GAAP it was determined that these same option grants should be treated as employees. The primary difference in accounting is that under Canadian GAAP the fair of the options are re-valued each reporting period. Under U.S. GAAP, the fair value of stock-based compensation is measured on the grant date (not re-valued each reporting period).

The following table shows the impact on the Company’s statements of operations for each fiscal year ended December 31 had the Company accounted for the stock options in accordance with U.S. GAAP under SFAS 123(R). All stock-based compensation expense has previously been included in “Consulting fees” and “Management services”. The balance sheet would have reflected a reclass during each fiscal year ended December 31 in the amount of the adjustments detailed below. Upon adoption of U.S. GAAP, the Company recorded a one time cumulative adjustment to increase retained earnings at January 1, 2011 by $31,151 with a corresponding decrease to contributed surplus for the same amount.

	Canadian GAAP	Adjustments	U.S. GAAP

Management services - year ended December 31, 2010	$(2,152)	$(32,430)	$(34,582)
Management services - year ended December 31, 2009	67,380	450	67,830
Management services - year ended December 31, 2008	167,172	407	167,579
Management services - year ended December 31, 2007	65,078	422	65,500
Management services - inception (April 2, 2004) to December 31, 2010	$297,478	$(31,151)	$266,327

Consulting fees - year ended December 31, 2007	$3,811,800	$—	$3,811,800
Consulting fees - inception (April 2, 2004) to December 31, 2010	$3,811,800	$—	$3,811,800

The following table sets forth the share-based compensation expense resulting from stock option grants, including those previously granted and vesting over time, which was recorded in the Company’s Statements of Operations for the years ended December 31, 2011, 2010, and 2009:

				Cumulative
	Year Ended			April 25, 2005
	December 31,			(inception) to
	2011	2010	2009	December 31, 2011

Management services	$-	$(2,152)	$67,380	$297,478
Consulting fees	-	-	-	3,811,800
Modification of warrants - stock-based compensation (Note 9)	622,364	882,464	1,243,124	3,941,028
Total	$622,364	$880,312	$1,310,504	$8,050,306

The following is a summary of the Company’s stock option activity for the years ended December 31, 2011 and 2010:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Outstanding at December 31, 2009	2,000	$165.00
Cancellations	(2,000)	165.00
Outstanding at December 31, 2010 and 2011	-	$-	-	$-

Exercisable at December 31, 2011	-	$-	-	$-

Available for grant at December 31, 2011	20,000

On October 1, 2007, Mr. Rob Sandhu, the Company’s former President, Chief Executive and Operating Officer, Director, and Secretary was granted 2,000 stock options at an exercise price of $165 per share.  The options vested in equal installments of 333 every six months commencing April 1, 2008 and ending October 1, 2010.  On June 30, 2010, Mr. Sandhu resigned from all executive offices held with the Company and as a Director and his options were subsequently cancelled.

The Company does not repurchase shares to fulfill the requirements of options that are exercised. Further, the Company issues new shares when options are exercised.